Net income per ordinary share	12 Months Ended
Dec. 31, 2023
Net income per ordinary share
Net income per ordinary share

Note 18 : Net income per ordinary share

The calculation of the basic and diluted net income per ordinary share is based on the following data:

	December 31,
	2023	2022	2021
	Number of shares

Weighted average number of ordinary shares for the purposes of basic and diluted net income per share	7,726,118	7,732,132	7,732,132